UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     P. SCHOENFELD ASSET MANAGEMENT LP
Address:  1350 Avenue of the Americas, 21st Floor
          New York, NY 10019

Form 13F File Number: 28-6394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Dhananjay Pai
Title:     Chief Operating Officer
Phone:     (212) 649-9500

Signature, Place, and Date of Signing:


/s/ Dhananjay Pai   New York, New York   August 14, 2012
-----------------   ------------------   -----------------
[Signature]         [City, State]        [Date]



Report Type (Check only one.):
[ X]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:          61

Form 13F Information Table Value Total:          $989,781
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADVANCE AUTO PARTS INC         COM              00751Y106     1637    24000 SH       SOLE                  24000        0       0
D ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     4945    68000 SH       SOLE                  68000        0       0
D AMERICAN INTL GROUP INC        COM NEW          026874784    22784   710000 SH       SOLE                 710000        0       0
D AMERICAN TOWER CORP NEW        COM              03027X100    14754   211038 SH       SOLE                 211038        0       0
D ARIBA INC                      COM NEW          04033V203    36166   808000 SH       SOLE                 808000        0       0
D ASIAINFO-LINKAGE INC           COM              04518A104    15185  1287994 SH       SOLE                1287994        0       0
D AVALONBAY CMNTYS INC           COM              053484101     1698    12000 SH       SOLE                  12000        0       0
D AVON PRODS INC                 COM              054303102     4053   250000 SH  CALL SOLE                 250000        0       0
D BOSTON PROPERTIES INC          COM              101121101     3042    28068 SH       SOLE                  28068        0       0
D BRE PROPERTIES INC             CL A             05564E106     3601    72000 SH       SOLE                  72000        0       0
D CHOICE HOTELS INTL INC         COM              169905106     1662    41631 SH       SOLE                  41631        0       0
D CLEARWIRE CORP NEW             CL A             18538Q105     2827  2524376 SH       SOLE                2524376        0       0
D COLLECTIVE BRANDS INC          COM              19421W100     9519   444400 SH  CALL SOLE                 444400        0       0
D COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402     2184   375500 SH       SOLE                 375500        0       0
D COOPER INDUSTRIES PLC          SHS              G24140108    74998  1100000 SH       SOLE                1100000        0       0
D CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    15563   528446 SH       SOLE                 528446        0       0
D CROWN CASTLE INTL CORP         COM              228227104    11732   200000 SH       SOLE                 200000        0       0
D DIGITAL RLTY TR INC            COM              253868103     2402    32000 SH       SOLE                  32000        0       0
D ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109     7000   158400 SH  PUT  SOLE                 158400        0       0
D ENTERTAINMENT PPTYS TR         CONV PFD 9% SR E 29380T600     2206    80821 SH       SOLE                  80821        0       0
D EQUITY LIFESTYLE PPTYS INC     COM              29472R108     6642    96300 SH       SOLE                  96300        0       0
D GAYLORD ENTMT CO NEW           COM              367905106     4627   120000 SH       SOLE                 120000        0       0
D GEN-PROBE INC NEW              COM              36866T103     4110    50000 SH       SOLE                  50000        0       0
D GEORESOURCES INC               COM              372476101     3661   100000 SH       SOLE                 100000        0       0
D GOODRICH CORP                  COM              382388106   147511  1162419 SH       SOLE                1162419        0       0
D HALCON RES CORP                COM NEW          40537Q209     1828   193600 SH  PUT  SOLE                 193600        0       0
D HEALTH CARE REIT INC           COM              42217K106     2740    47000 SH       SOLE                  47000        0       0
D HEWLETT PACKARD CO             COM              428236103     7067   351400 SH  CALL SOLE                 351400        0       0
D HEWLETT PACKARD CO             COM              428236103     5058   251500 SH       SOLE                 251500        0       0
D HIGHWOODS PPTYS INC            COM              431284108     2877    85485 SH       SOLE                  85485        0       0
D HOME PROPERTIES INC            COM              437306103     7753   126353 SH       SOLE                 126353        0       0
D HUMAN GENOME SCIENCES INC      COM              444903108    17726  1350000 SH       SOLE                1350000        0       0
D KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119     1204   557326 SH       SOLE                 557326        0       0
D KOHLS CORP                     COM              500255104     2357    51816 SH       SOLE                  51816        0       0
D LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    44586   507179 SH       SOLE                 507179        0       0
D M D C HLDGS INC                COM              552676108     3561   109000 SH       SOLE                 109000        0       0
D M/I HOMES INC                  COM              55305B101      312    18000 SH       SOLE                  18000        0       0
D MACK CALI RLTY CORP            COM              554489104     2326    80000 SH       SOLE                  80000        0       0
D MCDONALDS CORP                 COM              580135101     2798    31600 SH       SOLE                  31600        0       0
D MOBILE MINI INC                COM              60740F105     1219    84660 SH       SOLE                  84660        0       0
D MONSTER WORLDWIDE INC          COM              611742107     6233   750000 SH       SOLE                 750000        0       0
D NATIONAL RETAIL PPTYS INC      COM              637417106     2178    77000 SH       SOLE                  77000        0       0
D NVR INC                        COM              62944T105     5330     6270 SH       SOLE                   6270        0       0
D PROGRESS ENERGY INC            COM              743263105    84619  1406336 SH       SOLE                1406336        0       0
D PUBLIC STORAGE                 COM              74460D109     5069    35100 SH       SOLE                  35100        0       0
D QUEST SOFTWARE INC             COM              74834T103    16686   600000 SH       SOLE                 600000        0       0
D RAILAMERICA INC                COM              750753402      678    28000 SH  PUT  SOLE                  28000        0       0
D REPUBLIC SVCS INC              COM              760759100     1693    64000 SH       SOLE                  64000        0       0
D SAVIENT PHARMACEUTICALS INC    NOTE 4.750% 2/0  80517QAA8     1444  5000000 PRN      SOLE                5000000        0       0
D SAVIENT PHARMACEUTICALS INC    COM              80517Q100      270   500000 SH       SOLE                 500000        0       0
D SOLUTIA INC                    COM NEW          834376501     8841   315202 SH       SOLE                 315202        0       0
D SPDR S&P 500 EFT TR            TR UNIT          78462F103    24771   182000 SH  PUT  SOLE                 182000        0       0
D STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     6049   114040 SH       SOLE                 114040        0       0
D SUNOCO INC                     COM              86764P109    26125   550000 SH       SOLE                 550000        0       0
D TANGER FACTORY OUTLET CTRS I   COM              875465106     2840    88600 SH       SOLE                  88600        0       0
D TYCO INTERNATIONAL LTD         SHS              H89128104    23146   437961 SH       SOLE                 437961        0       0
D TYCO INTERNATIONAL LTD         SHS              H89128104    26938   509700 SH  CALL SOLE                 509700        0       0
D VERINT SYS INC                 COM              92343X100    21684   734800 SH       SOLE                 734800        0       0
D VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     7788   276377 SH       SOLE                 276377        0       0
D YAHOO INC                      COM              984332106    86332  5453700 SH  PUT  SOLE                5453700        0       0
D YAHOO INC                      COM              984332106   123149  7779497 SH       SOLE                7779497        0       0
S REPORT SUMMARY                 61 DATA RECORDS              989781        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED